Prepaid Expense And Other Current Asset	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Hoya Intermediate, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Prepaid Expense And Other Current Assets
7. P
REPAID
EXPENSES
AND
OTHER
CURRENT
ASSETS
Prepaid expenses and other current assets at December 31, 2020 and September 30, 2021 consist of the following (in thousands):

	December 31,	September 30,
	2020	2021
Recovery of future customer compensation	$75,257	$83,204
Insurance recovery asset	2,500	2,980
Capitalized transaction costs	—	5,148
Prepaid expenses	2,309	5,428

Total prepaid expenses and other current assets	$80,066	$96,760

Recovery of future customer compensation represents expected recoveries of compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions. Recovery of future customer compensation costs increased by $7,947 thousand in the first nine months of 2021, due to the increased volume of sales transactions for future events occurring on our platform.

Capitalized transaction costs consist of advisory, banking, legal and accounting fees incurred by the Company, which are directly attributable to the Merger Transaction.

9. P
REPAID
EXPENSES
AND
OTHER
CURRENT
ASSETS
Prepaid expenses and other current assets at December 31, 2019 and 2020 consist of the following (in thousands):

	2019	2020
Recovery of future customer compensation	$6,662	$75,257
Insurance recovery asset	—	2,500
Prepaid expenses	5,410	2,309

Total prepaid expenses and other current assets	$12,072	$80,066

Recovery of future customer compensation represents expected recoveries of compensation to be paid to customers for event cancellations or other service issues related to previously recorded sales transactions.